Other Intangible assets - Schedule of Impairment Loss and Reversal of Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	$ 819	$ 944	$ 733
Cost of product revenue
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	0	318	471
Research and development expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	21	8	0
General and administrative expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	$ 798	$ 618	$ 262